UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund
Schedule of Investments
November 30, 2005

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (15.1%)

** Federal Home Loan Bank	3.771%	12/21/2005	452,000	451,062
** Federal Home Loan Bank	4.010%	1/18/2006	241,053	239,777
** Federal Home Loan Bank	4.092%-4.100%	1/25/2006	296,842	295,002
** Federal Home Loan Bank	4.097%	1/27/2006	332,000	329,868
** Federal Home Loan Bank	4.199%	2/17/2006	2,000,000	1,981,995
** Federal Home Loan Bank	4.249%	2/22/2006	224,000	221,829
** Federal Home Loan Mortgage Corp.	3.929%	1/3/2006	250,000	249,109
** Federal Home Loan Mortgage Corp.	3.980%	1/10/2006	194,000	193,151
** Federal Home Loan Mortgage Corp.	4.006%-4.010%	1/17/2006	383,500	381,514
** Federal Home Loan Mortgage Corp.	4.091%	1/24/2006	47,331	47,043
** Federal Home Loan Mortgage Corp.	4.108%-4.122%	1/31/2006	1,202,552	1,194,259
** Federal Home Loan Mortgage Corp.	4.235%	2/21/2006	279,306	276,640
** Federal National Mortgage Assn	4.087%	1/25/2006	100,000	99,382
U.S. Treasury Bill	3.976%-3.981%	12/15/2005	2,200,000	2,196,845

Total U.S. Government and Agency Obligations
(Cost $8,157,476)				8,157,476

Commercial Paper (38.2%)

Finance--Auto (2.1%)
DaimlerChrysler Rev. Auto Conduit LLC Series 1	4.037%	12/1/2005	96,500	96,500
DaimlerChrysler Rev. Auto Conduit LLC Series 1	3.951%	12/5/2005	122,000	121,947
DaimlerChrysler Rev. Auto Conduit LLC Series 2	3.955%	12/5/2005	36,616	36,600
DaimlerChrysler Rev. Auto Conduit LLC Series 1	3.965%	12/8/2005	63,132	63,084
DaimlerChrysler Rev. Auto Conduit LLC Series 2	3.966%	12/9/2005	58,061	58,010
DaimlerChrysler Rev. Auto Conduit LLC Series 1	4.261%	1/23/2006	50,000	49,689
DaimlerChrysler Rev. Auto Conduit LLC Series 1	4.275%	1/27/2006	100,211	99,538
DaimlerChrysler Rev. Auto Conduit LLC Series 1	4.255%	1/30/2006	42,685	42,385
DaimlerChrysler Rev. Auto Conduit LLC Series 2	3.965%	12/8/2005	96,000	95,926
Toyota Motor Credit	3.946%	12/12/2005	190,000	189,772
Toyota Motor Credit	4.007%	12/19/2005	140,000	139,721
Toyota Motor Credit	4.219%	1/20/2006	100,000	99,418
Toyota Motor Credit	4.163%	1/24/2006	45,250	44,970

				1,137,560

Finance--Other (10.6%)
Cafco, LLC	4.198%	1/19/2006 (1)	33,200	33,012
Cafco, LLC	4.206%	1/31/2006 (1)	100,000	99,295
Ciesco LLC	3.929%	12/2/2005 (1)	47,000	46,995
Ciesco LLC	4.243%	1/30/2006 (1)	85,000	84,404
Ciesco LLC	4.228%	2/2/2006 (1)	29,500	29,284
CRC Funding, LLC	3.944%	12/2/2005 (1)	39,000	38,996
CRC Funding, LLC	3.981%	12/6/2005 (1)	99,000	98,946
CRC Funding, LLC	3.965%	12/7/2005 (1)	36,000	35,976
CRC Funding, LLC	3.983%	12/8/2005 (1)	23,132	23,114
General Electric Capital Corp.	3.786%	12/1/2005	380,000	380,000
General Electric Capital Corp.	4.183%	1/26/2006	469,000	465,980
General Electric Capital Corp.	4.214%	2/1/2006	17,000	16,878
GovCo Inc.	3.806%	12/12/2005 (1)	97,000	96,888
GovCo Inc.	3.857%	12/19/2005 (1)	94,000	93,820
GovCo Inc.	4.155%	1/23/2006 (1)	145,000	144,123
GovCo Inc.	4.236%	2/6/2006 (1)	124,600	123,628
GovCo Inc.	4.306%	2/17/2006 (1)	10,000	9,908
GovCo Inc.	4.327%	2/21/2006 (1)	107,000	105,957
IXIS Commercial Paper Corp.	3.840%	12/5/2005 (1)	100,000	99,958
IXIS Commercial Paper Corp.	3.784%	12/7/2005 (1)	214,200	214,066
IXIS Commercial Paper Corp.	3.863%	12/12/2005 (1)	200,000	199,766
IXIS Commercial Paper Corp.	3.883%	12/14/2005 (1)	111,000	110,846
IXIS Commercial Paper Corp.	4.078%	1/6/2006 (1)	189,800	189,033
IXIS Commercial Paper Corp.	4.118%	1/11/2006 (1)	385,000	383,211
KFW International Finance Inc.	3.783%	12/6/2005 (1)	99,600	99,548
KFW International Finance Inc.	3.953%	12/12/2005 (1)	65,100	65,022
KFW International Finance Inc.	3.949%	12/29/2005 (1)	300,000	299,088
KFW International Finance Inc.	3.949%	12/30/2005 (1)	485,000	483,472
KFW International Finance Inc.	4.178%	1/31/2006 (1)	180,000	178,739
KFW International Finance Inc.	4.183%	2/1/2006 (1)	220,000	218,431
Liberty Street Funding Corp.	4.507%-4.058%	12/14/2005 (1)	163,000	162,762
Liberty Street Funding Corp.	4.067%	12/15/2005 (1)	130,000	129,795
Oesterreichische Kontrollbank AG	4.003%	12/5/2005	62,525	62,497
Oesterreichische Kontrollbank AG	4.210%	1/23/2006	63,570	63,179
Old Line Funding Corp.	3.951%	12/1/2005 (1)	45,241	45,241
Old Line Funding Corp.	3.975%	12/2/2005 (1)	29,383	29,380
Old Line Funding Corp.	3.945%	12/5/2005 (1)	57,387	57,362
Old Line Funding Corp.	4.006%	12/15/2005 (1)	39,806	39,744
Old Line Funding Corp.	4.211%	1/17/2006 (1)	35,336	35,143
Old Line Funding Corp.	4.234%-4.250%	1/20/2006 (1)	47,901	47,621
Park Avenue Receivable Corp.	3.976%	12/12/2005 (1)	51,336	51,274
Park Avenue Receivable Corp.	4.207%	1/11/2006 (1)	46,000	45,781
Park Avenue Receivable Corp.	4.211%	1/18/2006 (1)	101,754	101,187
Preferred Receivables Funding Co.	4.064%	12/14/2005 (1)	132,517	132,323
Preferred Receivables Funding Co.	4.037%	12/19/2005 (1)	39,418	39,339
Preferred Receivables Funding Co.	4.195%	1/5/2006 (1)	101,618	101,206
Preferred Receivables Funding Co.	4.211%	1/18/2006 (1)	51,381	51,095
Private Export Funding Corp.	4.224%	2/8/2006 (1)	20,000	19,840
Private Export Funding Corp.	4.225%	2/9/2006 (1)	27,000	26,781
Variable Funding Capital Corp.	4.234%	1/10/2006 (1)	40,000	39,813

				5,749,747

Foreign Banks (15.1%)
ANZ (Delaware) Inc.	3.956%	12/13/2005	195,000	194,745
ANZ (Delaware) Inc.	3.929%	12/28/2005	142,500	142,084
ANZ (Delaware) Inc.	4.123%	1/20/2006	96,000	95,456
ANZ (Delaware) Inc.	4.194%	2/1/2006	97,500	96,803
ANZ (Delaware) Inc.	4.271%	2/14/2006	200,000	198,240
ANZ (Delaware) Inc.	4.282%	2/16/2006	200,000	198,188
ANZ (Delaware) Inc.	4.297%	2/17/2006	49,000	48,549
CBA (Delaware) Finance Inc.	3.725%	12/7/2005	228,800	228,659
CBA (Delaware) Finance Inc.	3.776%	12/13/2005	100,000	99,875
CBA (Delaware) Finance Inc.	3.855%	12/15/2005	39,200	39,142
CBA (Delaware) Finance Inc.	3.857%	12/19/2005	80,000	79,847
CBA (Delaware) Finance Inc.	3.929%	12/28/2005	45,000	44,869
CBA (Delaware) Finance Inc.	4.185%-4.258%	1/30/2006	111,337	110,567
CBA (Delaware) Finance Inc.	4.194%-4.205%	1/31/2006	389,700	386,954
CBA (Delaware) Finance Inc.	4.286%	2/15/2006	52,000	51,535
Danske Corp.	3.781%-3.786%	12/13/2005	393,000	392,509
Danske Corp.	3.853%	12/21/2005	514,000	512,911
Danske Corp.	4.247%	1/25/2006 (1)	50,000	49,678
Danske Corp.	4.186%	2/1/2006 (1)	115,000	114,180
Dexia Delaware LLC	3.974%	12/12/2005	214,500	214,241
Dexia Delaware LLC	3.990%	12/14/2005	150,000	149,785
Dexia Delaware LLC	4.169%	1/27/2006	130,000	129,151
Dexia Delaware LLC	4.191%	1/31/2006	190,900	189,559
Dexia Delaware LLC	4.234%	2/6/2006	40,000	39,688
Dexia Delaware LLC	4.291%	2/15/2006	132,000	130,817
European Investment Bank	4.215%	2/9/2006	490,000	486,027
European Investment Bank	4.246%	2/16/2006	495,000	490,553
HBOS Treasury Services PLC	4.113%	1/17/2006	125,000	124,336
HBOS Treasury Services PLC	4.164%	1/26/2006	200,000	198,718
ING (U.S.) Funding LLC	3.936%	12/5/2005	32,000	31,986
ING (U.S.) Funding LLC	3.955%	12/9/2005	20,000	19,983
ING (U.S.) Funding LLC	3.966%	12/12/2005	25,000	24,970
ING (U.S.) Funding LLC	4.173%	1/25/2006	70,000	69,558
ING (U.S.) Funding LLC	4.230%	2/6/2006	46,000	45,642
ING (U.S.) Funding LLC	4.254%	2/7/2006	70,000	69,443
National Australia Funding (Delaware Branch)	3.764%	12/6/2005	150,000	149,922
National Australia Funding (Delaware Branch)	4.061%	12/12/2005	132,500	132,336
National Australia Funding (Delaware Branch)	4.051%	12/13/2005	67,500	67,409
Rabobank USA Financial Corp.	4.160%	1/20/2006	35,619	35,415
Svenska Handelsbanken, Inc.	4.081%	1/11/2006	10,728	10,679
Svenska Handelsbanken, Inc.	4.205%	2/2/2006	124,000	123,097
Svenska Handelsbanken, Inc.	4.258%	2/14/2006	200,000	198,246
Svenska Handelsbanken, Inc.	4.272%	2/16/2006	235,000	232,876
UBS Finance (Delaware), Inc.	4.020%-4.030%	12/1/2005	554,721	554,721
UBS Finance (Delaware), Inc.	3.974%	12/7/2005	28,800	28,781
UBS Finance (Delaware), Inc.	3.863%-3.974%	12/8/2005	41,100	41,069
Westpac Banking Corp.	4.069%	1/6/2006 (1)	103,900	103,481
Westpac Banking Corp.	4.112%	1/17/2006 (1)	65,787	65,437
Westpac Banking Corp.	4.176%	1/31/2006 (1)	125,000	124,125
Westpac Banking Corp.	4.245%	2/6/2006 (1)	50,000	49,609
Westpac Capital Corp.	3.776%	12/1/2005	172,000	172,000
Westpac Capital Corp.	3.776%	12/9/2005	147,000	146,878
Westpac Capital Corp.	3.816%	12/14/2005	194,000	193,735
Westpac Trust Securities New Zealand Ltd.	3.775%	12/8/2005	150,000	149,891
Westpac Trust Securities New Zealand Ltd.	4.112%	1/17/2006 (1)	53,100	52,818

				8,131,773

Foreign Industrial (7.1%)
GlaxoSmithKline Finance PLC	4.154%	1/27/2006 (1)	125,000	124,187
GlaxoSmithKline Finance PLC	4.294%	2/16/2006 (1)	55,500	54,995
Nestle Capital Corp.	4.007%	12/19/2005 (1)	90,000	89,821
Nestle Capital Corp.	4.132%	1/24/2006 (1)	50,000	49,693
Nestle Capital Corp.	4.178%	1/31/2006 (1)	409,200	406,333
Nestle Capital Corp.	4.183%	2/1/2006 (1)	347,000	344,526
Nestle Capital Corp.	4.214%	2/7/2006 (1)	199,500	197,929
Network Rail	3.766%	12/1/2005 (1)	214,100	214,100
Network Rail	3.785%	12/13/2005 (1)	294,000	293,633
Network Rail	3.856%	12/16/2005 (1)	130,000	129,793
Network Rail Infrastructure Finance PLC	3.991%	12/21/2005 (1)	55,710	55,587
Network Rail Infrastructure Finance PLC	4.092%	1/13/2006 (1)	84,500	84,091
Network Rail Infrastructure Finance PLC	4.168%-4.173%	1/26/2006 (1)	112,000	111,281
Network Rail Infrastructure Finance PLC	4.184%	1/30/2006 (1)	100,000	99,310
Network Rail Infrastructure Finance PLC	4.204%	2/1/2006 (1)	73,000	72,477
Network Rail Infrastructure Finance PLC	4.235%	2/7/2006 (1)	95,000	94,248
Network Rail Infrastructure Finance PLC	4.246%	2/9/2006 (1)	50,000	49,592
Shell International Finance	3.949%	12/28/2005	98,000	97,713
Shell International Finance	4.153%	1/17/2006	22,525	22,404
Shell International Finance	4.162%	1/23/2006	69,000	68,581
Shell International Finance	4.214%	2/6/2006	70,000	69,457
Shell International Finance	4.270%	2/13/2006	66,000	65,427
Total Capital	3.878%	12/21/2005 (1)	1,021,000	1,018,822

				3,814,000

Industrial (3.3%)
General Electric Co.	3.987%-3.997%	12/27/2005	485,000	483,615
Pfizer Investment Capital PLC	4.030%	12/12/2005 (1)	165,000	164,798
Pfizer Investment Capital PLC	4.031%	12/13/2005 (1)	60,000	59,920
Pfizer Investment Capital PLC	4.178%-4.200%	1/30/2006 (1)	909,650	903,369
Pfizer Investment Capital PLC	4.200%	1/31/2006 (1)	85,000	84,401
Pfizer Investment Capital PLC	4.218%	2/1/2006 (1)	114,000	113,179

				1,809,282

Total Commercial Paper
(Cost $20,642,362)				20,642,362

Certificates of Deposit (22.5%)

Certificates of Deposit--U.S. Banks (6.5%)
Citizens Bank NA	4.000%	12/7/2005	100,000	100,000
Citizens Bank NA	3.810%	12/13/2005	10,000	10,000
Citizens Bank NA	3.850%	12/19/2005	100,000	100,000
Citizens Bank NA	3.980%	12/28/2005	96,000	96,000
HSBC Bank USA	3.970%	12/12/2005	202,000	202,000
HSBC Bank USA	4.210%	2/2/2006	196,000	196,000
HSBC Bank USA	4.250%	2/9/2006	382,000	382,000
SunTrust Banks, Inc.	3.780%	12/2/2005	490,000	490,000
SunTrust Banks, Inc.	4.120%	1/18/2006	535,000	535,000
SunTrust Banks, Inc.	4.190%	1/31/2006	42,000	42,000
Wells Fargo Bank, NA	4.030%	12/5/2005	775,000	774,999
Wells Fargo Bank, NA	4.030%	12/6/2005	560,000	559,999

				3,487,998

Yankee Certificates of Deposit--U.S. Branches (16.0%)
Bank of Montreal (Chicago Branch)	3.850%	12/22/2005	207,000	207,000
Bank of Montreal (Chicago Branch)	3.940%	12/28/2005	345,000	345,000
Bank of Montreal (Chicago Branch)	4.200%	1/17/2006	200,000	200,000
Bank of Montreal (Chicago Branch)	4.315%	2/21/2006	196,000	196,000
Bank of Nova Scotia (Portland Branch)	3.820%	12/1/2005	97,000	97,000
Bank of Nova Scotia (Portland Branch)	4.200%	2/2/2006	150,000	150,000
Barclays Bank PLC (New York Branch)	3.970%	12/12/2005	290,000	290,000
BNP Paribas (New York Branch)	3.800%	12/13/2005	686,000	686,000
BNP Paribas (New York Branch)	3.540%	12/16/2005	269,500	269,443
Calyon (New York Branch)	4.105%	1/17/2006	396,000	395,970
Calyon (New York Branch)	4.230%	2/6/2006	460,000	460,000
Dexia Credit Local (New York Branch)	3.960%	12/13/2005	300,000	300,000
Dexia Credit Local (New York Branch)	4.245%	1/23/2006	180,000	180,000
Fortis Bank NV-SA (New York Branch)	4.150%	1/23/2006	195,000	195,000
Fortis Bank NV-SA (New York Branch)	4.240%	1/25/2006	150,000	150,000
Fortis Bank NV-SA (New York Branch)	4.165%	1/26/2006	121,000	121,000
Fortis Bank NV-SA (New York Branch)	4.260%	1/30/2006	200,000	200,000
Fortis Bank NV-SA (New York Branch)	4.250%	2/8/2006	99,000	99,000
HSH Nordbank AG (New York Branch)	4.050%	12/19/2005	95,000	95,000
HSH Nordbank AG (New York Branch)	4.300%	1/27/2006	232,000	232,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.940%	12/5/2005	520,000	520,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.860%	12/21/2005	50,000	49,992
Lloyds TSB Bank PLC (New York Branch)	4.110%	1/20/2006	390,000	390,000
Rabobank Nederland (New York Branch)	4.245%	1/30/2006	240,000	240,000
Rabobank Nederland (New York Branch)	4.190%	2/1/2006	570,000	570,000
Rabobank Nederland (New York Branch)	4.270%	2/14/2006	493,000	493,000
Royal Bank of Canada (New York Branch)	3.700%	12/6/2005	195,000	194,999
Royal Bank of Canada (New York Branch)	4.245%	1/31/2006	200,000	200,000
Royal Bank of Canada (New York Branch)	4.275%	1/31/2006	270,000	270,001
Royal Bank of Canada (New York Branch)	4.350%	2/27/2006	154,000	154,000
Societe Generale (New York Branch)	3.770%	12/1/2005	125,000	125,000
Svenska Handelsbanken, AB (New York Branch)	3.800%	12/14/2005	496,200	496,200
UBS AG (Stamford Branch)	4.240%	1/31/2006	70,000	70,000

				8,641,605

Total Certificates of Deposit
(Cost $12,129,603)				12,129,603

Eurodollar Certificates of Deposit (18.8%)

ABN-AMRO Bank NV	3.780%	12/6/2005	517,000	517,000
ABN-AMRO Bank NV	3.800%	12/8/2005	200,000	200,000
ABN-AMRO Bank NV	3.780%	12/12/2005	241,000	241,000
ABN-AMRO Bank NV	3.870%	12/22/2005	96,000	96,000
Australia & New Zealand Banking Group	4.000%	12/30/2005	90,000	90,000
Bank of Nova Scotia	4.270%	1/31/2006	235,000	235,000
Bank of Nova Scotia	4.272%	1/31/2006	300,000	300,001
Barclays Bank PLC	3.830%	12/1/2005	145,000	145,000
Barclays Bank PLC	3.810%	12/14/2005	335,000	335,000
Barclays Bank PLC	4.055%	1/6/2006	197,000	196,996
Barclays Bank PLC	4.170%	1/27/2006	100,000	100,000
Barclays Bank PLC	4.235%	2/6/2006	270,000	270,000
BNP Paribas	4.210%	2/2/2006	228,000	228,000
BNP Paribas	4.240%	2/8/2006	162,000	162,000
Calyon	4.210%	2/2/2006	220,000	220,000
Deutsche Bank	3.805%	12/12/2005	90,000	90,000
Deutsche Bank	3.955%	12/13/2005	15,000	15,000
Deutsche Bank	4.250%	2/9/2006	727,000	727,000
Deutsche Bank	4.250%	2/14/2006	120,000	119,986
Deutsche Bank	4.320%	2/23/2006	119,000	119,000
HBOS Treasury Services PLC	3.810%	12/6/2005	280,000	280,000
HBOS Treasury Services PLC	4.160%	1/26/2006	331,000	331,000
HBOS Treasury Services PLC	4.200%	2/1/2006	398,000	398,000
ING Bank NV	3.780%	12/2/2005	204,000	204,000
ING Bank NV	4.120%	1/19/2006	355,000	355,000
ING Bank NV	4.195%	2/1/2006	254,000	254,000
Landesbank Hessen-Thuringen	4.230%	1/17/2006	287,000	287,000
Lloyds TSB Bank PLC	4.230%	1/23/2006	250,000	250,000
Lloyds TSB Bank PLC	4.155%	1/26/2006	695,000	695,000
National Australia Bank	4.210%	2/2/2006	600,000	600,000
National Australia Bank	4.210%	2/3/2006	120,000	120,000
Royal Bank of Scotland PLC	3.930%	12/7/2005	200,000	200,000
Royal Bank of Scotland PLC	4.280%	1/31/2006	96,000	96,000
Royal Bank of Scotland PLC	4.240%	2/8/2006	740,000	740,000
Societe Generale	4.000%	12/13/2005	45,000	45,000
Societe Generale	3.800%	12/14/2005	575,000	575,000
Societe Generale	4.240%	2/8/2006	172,000	172,000
Societe Generale	4.290%	2/16/2006	145,000	145,000

Total Eurodollar Certificates of Deposit
(Cost $10,153,983)				10,153,983

Other Notes (2.5%)

Bank of America, N.A. Bank Notes	3.780%	12/1/2005	404,000	404,000
Bank of America, N.A. Bank Notes	3.770%	12/7/2005	50,000	50,000
Bank of America, N.A. Bank Notes	4.180%	1/24/2006	345,000	345,000
Bank of America, N.A. Bank Notes	4.275%	1/30/2006	304,000	304,000
Bank of America, N.A. Bank Notes	4.260%	2/8/2006	240,000	240,000

Total Other Notes
(Cost $1,343,000)				1,343,000

Repurchase Agreements (7.1%)

Bank of America Securities, LLC
(Dated 11/30/2005, Repurchase Value $842,094,000,
collateralized by, Federal Home Loan Bank 2.875%-5.125%,
3/6/2006-8/13/2010, Federal Home Loan Bank Discount Notes,
12/16/2005-1/6/2006, Federal Home Loan Mortgage Corp.,
4.000%-4.875%, 12/15/2009-11/15/2013, Federal Home Loan
Mortgage Corp. Discount Notes, 1/17/2006-9/19/2006, Federal
National Mortgage Assn. Discount Note 10/27/2006)	4.020%	12/1/2005	842,000	842,000

Barclays Capital, Inc.
(Dated 11/30/2005, Repurchase Value $935,104,000,
collateralized by, Federal Home Loan Bank 4.000%, 1/23/2007,
Federal Home Loan Bank Discount Notes 2/22/2006-5/24/2006,
Federal Home Loan Mortgage Corp., 3.625%-4.75% 2/15/2008-
11/17/2015, Federal Home Loan Mortgage Corp. Discount Notes,
2/27/2006-5/30/2006)	4.020%	12/1/2005	935,000	935,000

Credit Suisse First Boston LLC
(Dated 11/30/2005, Repurchase Value $641,590,000,
collateralized by, Federal National Mortgage Assn. Discount
Notes, 1/4/2006-7/28/2006)	4.020%	12/1/2005	641,518	641,518

J.P. Morgan Securities Inc.
(Dated 11/30/2005, Repurchase Value $467,052,000,
collateralized by, Federal Farm Credit Bank Discount Note,
12/5/2005, Federal Home Loan Bank Discount Notes, 12/6/2005-
2/22/2006, Federal Home Loan Mortgage Corp. Discount Notes
1/17/2006-8/22/2006, Federal National Mortgage Assn. Discount
Notes 1/11/2006-5/26/2006)	4.020%	12/1/2005	467,000	467,000

UBS Securities LLC
(Dated 11/30/2005, Repurchase Value $934,104,000,
collateralized by,Federal Farm Credit Bank Discount Note,
12/22/2005-3/24/2006, Federal Home Loan Bank Discount Notes,
12/28/2005-2/22/2006, Federal Home Loan Mortgage Corp. Discount
Notes, 12/5/2005-5/23/2006, Federal National Mortgage Assn
Discount Notes, 12/6/2005-5/17/2006	4.020%	12/1/2005	934,000	934,000

Total Repurchase Agreements
(Cost $3,819,518)				3,819,518

Total Investments (104.2%)
(Cost $56,245,942)				56,245,942

Other Assets and Liabilities--Net (-4.2%)				(2,250,665)

Net Assets (100%)				53,995,277

*Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
**The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At November 30, 2005, the aggregate value of these securities was $10,136,626,000, representing 18.8 of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund
Schedule of Investments
November 30, 2005

	Yield•	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (77.6%)

* Federal Home Loan Bank	3.969	1/11/2006	363,000	361,375
* Federal Home Loan Bank	4.010	1/18/2006	41,446	41,226
* Federal Home Loan Bank	4.097	1/27/2006	200,186	198,901
* Federal Home Loan Bank	4.130	2/3/2006	100,000	99,273
* Federal Home Loan Bank	4.199	2/17/2006	760,000	753,158
* Federal Home Loan Bank	4.249	2/22/2006	29,000	28,719
* Federal Home Loan Mortgage Corp.	3.643%-3.648%	12/6/2005	200,000	199,900
* Federal Home Loan Mortgage Corp.	3.693	12/12/2005	99,425	99,314
* Federal Home Loan Mortgage Corp.	3.710	12/13/2005	115,000	114,859
* Federal Home Loan Mortgage Corp.	3.756	12/20/2005	64,000	63,874
* Federal Home Loan Mortgage Corp.	3.847	12/27/2005	245,000	244,326
* Federal Home Loan Mortgage Corp.	3.929	1/3/2006	300,000	298,930
* Federal Home Loan Mortgage Corp.	3.969	1/10/2006	418,000	416,175
* Federal Home Loan Mortgage Corp.	4.150%-4.188%	2/7/2006	156,557	155,337
* Federal National Mortgage Assn	3.700%-3.743%	12/14/2005	208,376	208,100
* Federal National Mortgage Assn	3.750	12/21/2005	9,000	8,981
* Federal National Mortgage Assn	3.974%-3.980%	1/11/2006	344,400	342,856
* Federal National Mortgage Assn	4.121	1/25/2006	32,875	32,670
* Federal National Mortgage Assn	4.129	2/1/2006	78,630	78,076
* Federal National Mortgage Assn	4.143	2/8/2006	450,000	446,464
U.S. Treasury Bill	3.976	12/15/2005	285,000	284,591

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,477,105)				4,477,105

REPURCHASE AGREEMENTS (27.3%)

Bank of America Securities, LLC
(Dated 11/30/2005, Repurchase Value $349,039,000, collateralized by
Federal Home Loan Bank, 2.500%, 3/30/2006, Federal Home Loan Mortga
Corp., 3.625%-4.875%, 2/15/2007-3/15/2007, Federal Home Loan Mortga
Corp. Discount Notes, 2/21/2006-7/25/2006, Federal National Mortgag
Assn. Discount Note, 4/19/2006)	4.020	12/1/2005	349,000	349,000

Barclays Capital Inc.
(Dated 11/30/2005, Repurchase Value $388,043,000, collateralized by
Federal Home Loan Bank, 2.875%-4.500%, 9/15/2006-10/14/2008, Federa
National Mortgage Assn. Discount Note, 3/21/2006	4.020	12/1/2005	388,000	388,000

Credit Suisse First Boston LLC
(Dated 11/30/2005, Repurchase Value $258,029,000, collateralized by
Federal National Mortgage Assn. Discount Notes, 12/21/2005-5/31/200	4.020	12/1/2005	258,000	258,000

J.P. Morgan Securities Inc.
(Dated 11/30/2005, Repurchase Value $193,022,000, collateralized by
Federal Home Loan Bank Discount Notes, 12/28/2005-2/22/2006, Federa
Home Loan Mortgage Discount Notes, 4/10/2006-7/31/2006, Federal
National Mortgage Assn. Discount Note, 12/21/2005)	4.020	12/1/2005	193,000	193,000

Societe Generale
(Dated 11/30/2005, Repurchase Value $2,551,000, collateralized by
Federal National Mortgage Assn. Discount Note, 1/27/2006)	4.000	12/1/2005	2,551	2,551

UBS Securities LLC
(Dated 11/30/2005, Repurchase Value $387,043,000, collateralized by
Federal Farm Credit Bank Discount Note, 12/22/2005-8/29/2006, Feder
Home Loan Bank Discount Notes, 12/5/2005-7/24/2006, Federal Home Lo
Mortgage Corp. Discount Notes, 12/9/2005-11/14/2006, Federal
National Mortgage Assn., 10.500%, 3/1/2014, Federal National Mortga
Assn. Discount Notes., 12/1/2005-10/27/2006)	4.020	12/1/2005	387,000	387,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,577,551)				1,577,551

TOTAL INVESTMENTS (104.9%)
(Cost $6,054,656)				6,054,656

OTHER ASSETS AND LIABILITIES-NET (-4.9%)				(282,013)

NET ASSETS (100%)				$5,772,643

•Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities. *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.